Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2017
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Oct. 15, 2018
Document Effective Date	Oct. 15, 2018
Prospectus Date	Mar. 01, 2018
Eaton Vance Short Duration Government Income Fund | Class A
Risk/Return:
Trading Symbol	EALDX
Eaton Vance Short Duration Government Income Fund | Class C
Risk/Return:
Trading Symbol	ECLDX
Eaton Vance Short Duration Government Income Fund | Class I
Risk/Return:
Trading Symbol	EILDX